Intangible Assets (Details - Amortization schedule)	Sep. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 55,418
2025	55,418
2026	54,240
2027	15,599
2028	$ 7,370